LONG-TERM INVESTMENTS - Equity method investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jun. 30, 2021	Sep. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Equity method investments			¥ 58,033	¥ 57,491	¥ 206,823
CSJ Golden Bull
Subsidiary or Equity Method Investee [Line Items]
Equity method investments			¥ 17,101	¥ 22,135
Purchase of investments, cash consideration		¥ 40,900
Equity interest (as a percent)			25.00%	25.00%
PT.TIRTA Finance
Subsidiary or Equity Method Investee [Line Items]
Equity method investments			¥ 19,760
Fair value disposal	¥ 0
Trusty Cars Pte. Ltd
Subsidiary or Equity Method Investee [Line Items]
Equity interest (as a percent)	40.00%
PT SAHABAT MITRA
Subsidiary or Equity Method Investee [Line Items]
Equity interest (as a percent)	5.00%
Others
Subsidiary or Equity Method Investee [Line Items]
Equity method investments			¥ 21,172	¥ 35,356